Condensed Balance Sheets (Parentheticals) - $ / shares	Feb. 12, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		100	100
Common stock, shares issued (in shares)		100	100
Common stock, shares outstanding (in shares)		100	100
Archimedes Tech SPAC Partners II Co
Ordinary shares subject to possible redemption, shares (in shares)		23,000,000	23,000,000	0
Ordinary shares subject to possible redemption, redemption value per share (in dollars per share)		$ 10.52	$ 10.43	$ 0
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)		0	0	0
Preferred stock, shares outstanding (in shares)		0	0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		400,000,000	400,000,000	400,000,000
Common stock, shares issued (in shares)		6,590,000	6,590,000	5,750,000
Common stock, shares outstanding (in shares)		6,590,000	6,590,000	5,750,000
Temporary Equity, Shares Outstanding (in shares)		23,000,000	23,000,000	0
Shares Subject to Forfeiture (in shares)				750,000
Archimedes Tech SPAC Partners II Co | IPO [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Units Issued During Period, Shares (in shares)	23,000,000
Archimedes Tech SPAC Partners II Co | Over-Allotment Option [Member]
Units Issued During Period, Shares (in shares)	3,000,000